Schedule of Finite Lived Intangible Assets Amortization Expenses (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 35,905,923		$ 35,259,473
Accumulated amortization	(23,727,540)		(17,577,599)
Net	$ 12,569,165		17,681,874
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Gross carrying amount	$ 1,352,200		1,350,000
Accumulated amortization	(1,318,033)		(1,006,389)
Net	$ 34,167	$ 150,000	343,611
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Gross carrying amount	$ 2,577,000		2,550,000
Accumulated amortization	(2,314,769)		(1,555,925)
Net	$ 262,231	547,000	994,075
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Gross carrying amount	$ 3,254,800		3,050,000
Accumulated amortization	(2,737,567)		(2,257,205)
Net	$ 517,233	$ 119,000	792,795
Software Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Gross carrying amount	$ 14,450,000		14,450,000
Accumulated amortization	(11,545,000)		(8,791,944)
Net	$ 2,905,000		5,658,056
Gaming License [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Gross carrying amount	$ 4,020,000		4,020,000
Accumulated amortization	(2,345,000)		(1,675,000)
Net	1,675,000		2,345,000
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,316,923		2,904,473
Accumulated amortization	(1,450,754)		(737,053)
Net	$ 2,342,969		2,167,420
Internally Developed Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Internally Developed Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	15 years
Gross carrying amount	$ 6,935,000		6,935,000
Accumulated amortization	(2,016,417)		(1,554,083)
Net	$ 4,832,565		$ 5,380,917